UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-5151

JPMorgan Mutual Fund Group

(Exact name of registrant as specified in charter)

245 Park Avenue

New York, New York 10167

(Address of principal executive offices) (Zip code)

Stephen M. Benham

245 Park Avenue

New York, New York 10167

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: August 31

Date of reporting period: May 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Mutual Fund Group

Schedule of Portfolio Investments as of May 31, 2006

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.  The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2006.

JPMorgan Short Term Bond Fund II
Schedule of Portfolio Investments As of May 31, 2006 (Unaudited) (Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Long-Term Investments — 98.6%
	Asset Backed Securities — 19.8%
2,925	American Express Credit Account Master Trust, Series 2004-C, Class C, FRN, 5.58%, 02/15/12 (e) (m)	2,932
	AmeriCredit Automobile Receivables Trust
3,650	Series 2004-BM, Class A4, 2.67%, 03/07/11 (m)	3,549
6,850	Series 2005-CF, Class A3, 4.47%, 05/06/10 (m)	6,767
1,800	Capital One Auto Finance Trust, Series 2003-B, Class A4, 3.18%, 09/15/10 (m)	1,766
3,100	Capital One Multi-Asset Execution Trust, Series 2004-B5, Class B5, 3.70%, 05/17/10 (m)	3,038
1,212	CARSS Finance LP (Cayman Islands), Series 2004-A, Class B1, FRN, 5.36%, 01/15/11 (e) (m)	1,213
5,100	Citigroup Mortgage Loan Trust, Inc., Series 2005-WF2, Class AF4, SUB, 4.96%, 08/25/35 (m)	4,990
2,350	CNH Equipment Trust, Series 2005-B, Class A3, 4.27%, 01/15/09 (m)	2,310
6,700	Countrywide Asset-Backed Certificates, Series 2005-4, Class AF3, VAR, 4.46%, 10/25/35 (m)	6,585
7,600	First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF4, Class A2, FRN, 5.27%, 03/25/36 (m)	7,612
5,600	GSAMP Trust, Series 2006-NC1, Class A2, FRN, 5.26%, 02/25/36 (m)	5,610
5,350	Home Equity Asset Trust, Series 2006-3, FRN, 5.26%, 07/25/36 (m)	5,358
	HSI Asset Securitization Corp. Trust
6,850	Series 2006-OPTI1, Class 2A3, 5.27%, 12/25/35 (m)	6,862
7,369	Series 2006-OPTI2, Class 2A3, 5.27%, 01/25/36 (m)	7,382
7,100	Long Beach Mortgage Loan Trust, Series 2006-2, Class 2A3, FRN, 5.27%, 03/25/36 (m)	7,112
5,950	MASTR Asset Backed Securities Trust, Series 2006-NC1, Class A3, FRN, 5.27%, 01/25/36 (m)	5,962
3,500	Merrill Lynch Mortgage Investors, Inc., Series 2006-WMCI, Class A2C, FRN, 5.28%, 01/25/37 (m)	3,501
7,000	New Century Home Equity Loan Trust, Series 2005-A, Class A2, SUB, 4.46%, 08/25/35 (m)	6,896
6,667	Onyx Acceptance Grantor Trust, Series 2003-D, Series A4, 3.20%, 03/15/10 (m)	6,576
5,000	Residential Asset Mortgage Products, Inc., Series 2006-EFC1, Class A2, FRN, 5.28%, 02/25/36 (m)	5,008
6,450	Residential Asset Securities Corp., Series 2006-KS2, Class A3, FRN, 5.27%, 03/25/36 (m)	6,456
4,950	Securitized Asset Backed Receivables LLC Trust, Series 2006-WM1, Class A2B, FRN, 5.26%, 12/25/35 (m)	4,959
935	Soundview Home Equity Loan Trust (Cayman Islands), Series 2005-OPT4, Class N1, 5.68%, 12/25/35 (e) (m)	934
7,900	Triad Auto Receivables Owner Trust, Series 2003-B, Class A4, 3.20%, 12/13/10	7,730
4,300	Volkswagen Auto Loan Enhanced Trust, Series 2003-2, Class A4, 2.94%, 03/22/10	4,206
7,200	World Omni Auto Receivables Trust, Series 2003-B, Class A4, 2.87%, 11/15/10	7,043

	Total Asset Backed Securities (Cost $133,401)	132,357

	Collateralized Mortgage Obligations — 16.4%
	Agency CMO — 3.8%
	Federal Home Loan Mortgage Corp.
9,647	Series 2564, Class LS, IF, IO, 2.57%, 01/15/17 (m)	509
17,421	Series 2632, Class IA, IO, 5.00%, 06/15/22 (m)	783
5,267	Series 2643, Class PI, IO, 5.00%, 03/15/28 (m)	631
4,826	Series 2781, Class PI, IO, 5.00%, 10/15/23 (m)	318
23,861	Series 2791, Class SI, IF, IO, FRN, 2.07%, 12/15/31 (m)	1,253
25,881	Series 2813, Class SB, IF, IO, 1.97%, 02/15/34 (m)	1,415
39,862	Series 2850, Class SM, IF, IO, 2.07%, 12/15/30 (m)	1,647
8,258	Series 2894, Class S, IF, IO, FRN, 2.12%, 03/15/31 (m)	464
8,876	Series 2980, Series LI, IO, 5.50%, 04/15/25 (m)	890
	Federal National Mortgage Association
7,601	Series 2003-3, Class HS, IO, FRN, 2.57%, 09/25/16 (m)	343
8,925	Series 2004-61, Class TS, IF, IO, FRN, 2.02%, 10/25/31 (m)	363
13,361	Series 2005-51, Class KI, IO, FRN, 5.50%, 01/25/25 (m)	1,338
6,550	Series 2006-43, Class G, 6.50%, 09/25/33 (m)	6,635
8,400	Series 2006-63, Class AB, 6.50%, 05/25/36 (e) (m)	8,495

JPMorgan Short Term Bond Fund II
Schedule of Portfolio Investments As of May 31, 2006 (Unaudited) (continued) (Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Government National Mortgage Association
13	Series 2002-24, Class FA, FRN, 5.58%, 04/16/32 (m)	13
3,140	Series 2004-39, Class IM, IO, 5.50%, 01/20/27 (m)	148
5,462	Series 2004-44, Class PK, IO, 5.50%, 10/20/27 (m)	420
1,770	Series 2004-46, Class IH, IO, 5.50%, 04/20/25 (m)	61

		25,726

	Non-Agency CMO — 12.6%
892	ABN AMRO Mortgage Corp., Series 2002-10, Class 1A1, 4.00%, 01/25/33 (m)	883
3,782	Bank of America Alternative Loan Trust, Series 2003-7, Class 1A1, 5.50%, 09/25/33 (m)	3,721
8,830	Countrywide Alternative Loan Trust, Series 2005-75CB, Class A3, 5.50%, 01/25/36 (m)	8,666
	Countrywide Home Loan Mortgage Pass Through Trust
51	Series 2005-18, Class A1, 5.50%, 10/25/35	50
7,415	Series 2005-J4, Class A4, 5.50%, 11/25/35 (m)	7,266
4,150	Lehman Mortgage Trust, Series 2005-3, Class 2A3, 5.50%, 01/25/36 (m)	4,078
9,750	Residential Accredit Loans, Inc., Series 2006-Q56, Class 2A1, Zero Coupon, 10/25/36 (e)	9,691
2,800	Residential Asset Securitization Trust, Series 2006-A8, Class 1A1, Zero Coupon, 05/15/36 (e)	2,775
5,988	Residential Funding Mortgage Section I, Series 2005-S7, Class A5, 5.50%, 11/25/35 (m)	5,868
8,070	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 5A1, VAR, 4.99%, 06/25/34 (m)	7,719
12,226	Washington Mutual, Inc., Series 2004-S3, Class 2A1, 5.50%, 07/25/34	12,140
	Wells Fargo Mortgage Backed Securities Trust
4,491	Series 2003-N, Class 1A4, FRN, 4.60%, 12/25/33	4,460
16,988	Series 2004-S, Class A3, FRN, 3.54%, 09/25/34	16,843
68	Series 2005-11, Class 2A1, 5.50%, 11/25/35	66
47	Series 2005-9, Class 1A8, 5.50%, 10/25/35	46

		84,272

	Total Collateralized Mortgage Obligations (Cost $113,422)	109,998

	Commercial Mortgage Backed Securities — 16.9%
1,950	Bank of America Commercial Mortgage, Inc., Series 2004-5, Class A2, 4.18%, 11/10/41 (m)	1,873
18,205	CalSTRS Trust, Series 2002-C6, Class A2, 3.99%, 11/20/12 (e) (m)	17,819
3,323	Calwest Industrial Trust, Series 2003-CALA, Class A, FRN, 5.35%, 06/15/15 (e) (m)	3,323
3,990	CR, Series 2000-ZC2, Class A4A, 6.70%, 08/10/14 (e)	4,033
	CS First Boston Mortgage Securities Corp.
3,800	Series 2001-CP4, Class A4, 6.18%, 12/15/35 (m)	3,885
6,200	Series 2004-C3, Class A3, 4.30%, 07/15/36 (m)	5,974
2,778	First Union Commercial Mortgage Securities, Inc., Series 1997-C1, Class A3, 7.38%, 04/18/29 (m)	2,792
5,900	Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A2, VAR, 4.31%, 08/10/42 (m)	5,665
9,300	GS Mortgage Securities Corp. II, Series 2004-GG2, Class A3, 4.60%, 08/10/38 (m)	9,047
	LB-UBS Commercial Mortgage Trust
5,100	Series 2003-C1, Class A2, 3.32%, 03/15/27 (m)	4,914
9,300	Series 2003-C5, Class A2, 3.48%, 07/15/27 (m)	8,921
5,700	Series 2004-C2, Class A2, 3.25%, 03/15/29 (m)	5,379
8,700	Series 2004-C7, Class A2, 3.99%, 10/15/29 (m)	8,301
2,200	Series 2006-C1, Class A2, 5.08%, 02/15/31 (m)	2,153
2,150	Merrill Lynch Mortgage Trust, Series 200-CKI1, Class A2, VAR, 5.22%, 11/12/37 (m)	2,121
	Morgan Stanley Capital I
10,724	Series 1998-HF2, Class A2, 6.48%, 11/15/30 (m)	10,881
5,200	Series 2006-T21, Class A2, 5.09%, 10/12/52 (m)	5,085
11,250	Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A2, 4.78%, 03/15/42	10,934

	Total Commercial Mortgage Backed Securities (Cost $118,218)	113,100

	Corporate Bonds — 31.8%
	Automobiles — 0.3%
2,150	DaimlerChrysler N.A. Holding Corp., 5.75%, 05/18/09 (m)	2,139

	Capital Markets — 4.1%
6,900	Bear Stearns Cos., Inc. (The), FRN, 5.05%, 03/30/09 (m)	6,899
5,400	BNP US Funding LLC, VAR, 7.74%, 12/31/49 (e) (m)	5,552

JPMorgan Short Term Bond Fund II
Schedule of Portfolio Investments As of May 31, 2006 (Unaudited) (continued) (Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

3,150	Credit Suisse USA, Inc., FRN, 5.00%, 12/09/08 (m)	3,154
11,800	Links Finance LLC, FRN, 5.16%, 09/15/08 (e) (i)	11,805

		27,410

	Commercial Banks — 9.5%
2,900	Abbey National plc (United Kingdom), VAR, 7.35%, 12/31/49 (m)	2,923
4,500	Bacob Bank SC (Belgium), VAR, 7.25%, 12/31/49 (e) (m)	4,581
1,900	Deutsche Bank Capital Funding Trust I (Germany), VAR, 7.87%, 12/31/49 (e) (m)	2,004
6,670	ForeningsSparbanken AB (Sweden), VAR, 7.50%, 12/31/49 (e)	6,726
1,700	Hana Bank (South Korea), 4.13%, 03/11/09	1,630
5,400	Mizuho JGB Investment LLC, VAR, 9.87%, 12/31/49 (e)	5,808
2,750	Nordea Bank Finland plc, VAR, 7.50%, 12/31/49 (e) (m)	2,781
5,100	Public Bank Berhad (Malaysia), VAR, 5.63%, 09/22/14	5,051
600	Royal Bank of Scotland Group plc ADR (United Kingdom), Series 1, 9.12%, 12/31/49 (m)	667
9,050	Skandinaviska Enskilda Banken AB (Sweden), VAR, 8.12%, 09/06/49 (e) (m)	9,114
4,950	Svenska Handelsbanken (Sweden), VAR, 7.12%, 12/31/49 (e) (m)	5,015
11,400	UBS AG, FRN, 5.02%, 07/20/06	11,391
2,900	VTB Capital SA for Vneshtorgbank (Luxembourg), FRN, 5.68%, 09/21/07 (e)	2,900
1,000	Wachovia Capital Trust III, VAR, 5.80%, 12/31/49	972
1,950	Woori Bank (South Korea), VAR, 4.88%, 07/02/13	1,940

		63,503

	Diversified Financial Services — 8.9%
	Counts Trust
6,050	Series 2002-10, FRN, 5.95%, 08/15/07 (e) (i)	6,091
6,050	Series 2002-11, FRN, 6.00%, 08/15/07 (e) (i)	6,091
2,400	ILFC E-Capital Trust I, VAR, 5.90%, 12/21/65 (e) (m)	2,345
	International Lease Finance Corp.
3,400	4.35%, 09/15/08 (m)	3,304
3,600	VAR, 6.98%, 10/15/14 (m)	3,617
7,500	K2 (USA) LLC, 5.17%, 02/15/09 (m) (i)	7,500
10,100	Natexis Ambs Co. LLC, VAR, 8.44%, 12/31/49 (e) (m)	10,614
9,100	RACERS, FRN, 4.93%, 09/20/07 (e) (i)	9,075
1,100	Twin Reefs Pass-Through Trust, FRN, 6.08%, 12/31/49 (e)	1,100
6,000	Two-Rock Pass-Through Trust (Bermuda), FRN, 6.10%, 12/31/49 (e)	5,964
3,600	ZFS Finance USA Trust, VAR, 6.15%, 12/15/65 (e)	3,460

		59,161

	Electric Utilities — 1.6%
2,300	Alabama Power Capital Trust, VAR, 5.50%, 10/01/42 (m)	2,266
1,100	Appalachian Power Co., 5.55%, 04/01/11 (m)	1,089
7,500	FPL Group Capital, Inc., Series B, 5.55%, 02/16/08 (m)	7,489

		10,844

	Gas Utilities — 0.5%
3,550	Oneok, Inc., 5.51%, 02/16/08 (m)	3,537

	Insurance — 2.3%
9,100	ASIF Global Financing, FRN, 5.20%, 03/14/08 (e) (m)	9,119
6,150	Oil Insurance Ltd. (Bermuda), VAR, 4.74%, 10/06/06 (e) (i)	6,150

		15,269

	Media — 0.5%
3,000	Time Warner Entertainment Co., LP, 7.25%, 09/01/08	3,095

JPMorgan Short Term Bond Fund II
Schedule of Portfolio Investments As of May 31, 2006 (Unaudited) (continued) (Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Multi-Utilities — 1.2%
3,500	Dominion Resources, Inc., SUB, 5.69%, 05/15/08 (m)	3,498
4,700	PSEG Funding Trust I, 5.38%, 11/16/07 (m)	4,677

		8,175

	Oil, Gas & Consumable Fuels — 0.5%
3,300	Pemex Project Funding Master Trust, FRN, 6.21%, 06/15/10 (e) (m)	3,379

	Real Estate Investment Trust (REITs) — 0.6%
	iStar Financial, Inc.,
1,300	5.38%, 04/15/10 REIT (m)	1,272
2,900	Series B, 4.88%, 01/15/09 REIT (m)	2,829

		4,101

	Real Estate Management & Development — 0.7%
4,600	Socgen Real Estate Co. LLC, VAR, 7.64%, 12/31/49 (e) (m)	4,706

	Thrifts & Mortgage Finance — 1.1%
7,500	Spintab AB (Sweden), VAR, 7.50%, 08/14/49 (e) (m)	7,534

	Total Corporate Bonds (Cost $216,344)	212,853

	Foreign Government Securities — 2.6%
7,550	Government of Chile (Chile), FRN, 5.53%, 01/28/08 (m)	7,577
4,670	National Agricultural Cooperative Federation (South Korea), VAR, 5.75%, 06/18/14	4,645
1,800	Russian Federation (Russia), 10.00%, 06/26/07 (e) (m)	1,874
3,300	United Mexican States (Mexico), FRN, 5.75%, 01/13/09	3,326

	Total Foreign Government Securities (Cost $17,619)	17,422

	Mortgage Pass-Through Securities — 11.1%
	Federal National Mortgage Association Pool,
18,700	5.50%, 06/25/06 (e)	18,005
56,700	6.00%, 06/25/36 (e)	56,020
13	Government National Mortgage Association Pool, 8.50%, 08/15/30 (m)	14

	Total Mortgage Pass-Through Securities (Cost $73,998)	74,039

	Total Long-Term Investments (Cost $673,002)	659,769

	Number of Contracts/ Notional Value
	Options Purchased — 0.8%
	Call Options Purchased — 0.1%
3,950	Expiring 6/22/06. If exercised the fund receives 5.57% and pays floating 3 month LIBOR expiring 6/26/16, European Style.	10
11,000	Expiring 1/25/16. If exercised the fund receives 5.20% and pays floating 3 month LIBOR expiring 1/27/36, European Style.	382
5,510	Expiring 11/06/06. If exercised the fund receives 5.82% and pays floating 3 month LIBOR expiring 11/08/36, European Style.	160
-(h)	Euro 1 Year Mid Curve expiring 06/06/07 @ $95.75
15,000	U.S. 5 Year Treasury Note expiring 07/06/06 @ $100.97	45

		597

	Put Options Purchased — 0.7%
-(h)	Euro 1 Year Mid Curve expiring 06/06/07 @ $95.00	30
-(h)	90 Day Euro expiring 06/06/06 @ $95.13	317
-(h)	U.S. 20 Year Treasury Note expiring 09/06/06 @ $101.00	7
-(h)	Expiring 07/06/06, @ $94.94, American Style	29
8,380	FNMA 30 Year, Expiring 08/06/06 @ $96.38, European Style	67
3,950	Expiring 6/22/06. If exercised the fund pays 5.57% and receives floating 3 month LIBOR expiring 6/26/16, European Style.	42
11,000	Expiring 1/25/16. If exercised the fund pays 5.20% and receives floating 3 month LIBOR expiring 1/27/36, European Style.	951
20,260	Expiring 5/19/08. If exercised the fund pays 5.76% and receives floating 3 month LIBOR expiring 5/21/38, European Style.	1,254

JPMorgan Short Term Bond Fund II
Schedule of Portfolio Investments As of May 31, 2006 (Unaudited) (continued) (Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

19,555	Expiring 5/19/08. If exercised the fund pays 5.76% and receives floating 3 month LIBOR expiring 5/21/38, European Style.	1,211
15,260	Expiring 8/24/06. If exercised the fund pays 5.60% and receives floating 3 month LIBOR expiring 8/29/16, European Style.	224
5,510	Expiring 11/06/06. If exercised the fund pays 5.82% and receives floating 3 month LIBOR expiring 11/08/36, European Style.	150

		4,282

	Total Options Purchased (Cost $4,675)	4,879

Principal Amount ($)

	Short-Term Investments — 15.4%
	Commercial Paper — 12.4% (n)
	Aquinas Funding LLC
$ 5,000	5.03%, 06/20/06 (m)	4,986
15,000	5.03%, 06/21/06 (e) (m)	14,956
10,550	BNP Paribas, 5.09%, 08/11/06 (m)	10,444
15,000	Galleon Capital LLC, 5.03%, 06/19/06 (m)	14,960
12,600	Intesa Funding, 5.02%, 06/26/06 (m)	12,555
15,000	Ranger Funding, 5.03%, 06/20/06 (m)	14,958
10,000	Societe Generale, 5.12%, 08/16/06 (m)	9,893

		82,752

Shares

	Investment Company — 2.8%
19,105	JPMorgan Prime Money Market Fund (b) (m)	19,105

	U.S. Treasury Securities — 0.2%
1,555	U.S. Treasury Bill, 4.64%, 07/13/06 (k) (n)	1,547

	Total Short-Term Investments (Cost $103,413)	103,404

	Total Investments — 114.8% (Cost $781,090)	$768,052
	Liabilities in Excess of Other Assets — (14.8)%	(98,754)

	Net Assets — 100.0%	$669,298

Percentages indicated are based on net assets.

Short Positions

Principal Amount	Security Description	Value

$ (30,000)	Federal National Mortgage Association, 5.00%, 06/25/36 TBA	$(28,134)
(19,500)	Federal National Mortgage Association, 5.50%, 07/25/36 TBA	(18,763)

	Total Short Positions (Proceeds $47,188)	$(46,897)

Abbreviations:

(b)	Investment in affiliate. Money market fund registered under the Investmetn Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)

All or portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

(h)	Amount rounds to less than one thousand.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(m)	All or portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.
(n)	The rate shown is the effective yield at the date of purchase.
ADR	American Depository Receipt.
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note. The rate shown is the rate in effect as of May 31, 2006.
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specific index.
IO

Interest only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The face amount shown represent the par value on the underlying pool. The yields on these securities are generally higher than prevailing market yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns s a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

RACERS	Restructured Asset Securities with Enhanced Returns.
SUB	Step-Up Bond. The rate shown is the rate in effect as of May 31, 2006

JPMorgan Short Term Bond Fund II
Schedule of Portfolio Investments As of May 31, 2006 (Unaudited) (continued) (Amounts in thousands)

USD	United States Dollar.
VAR	Variable. The rate shown is the rate in effect at May 31, 2006

JPMorgan Short Term Bond Fund II

Futures Contracts
(Amounts in thousands, except number of contracts)

Number of Contracts	Description	Expiration Date	Notional Value at 05/31/06 (USD)	Unrealized Appreciation (Depreciation) (USD)

	Long Futures Outstanding
33	Eurodollars	June, 2007	$7,807	$(8)
40	Eurodollars	June, 2006	9,468	(4)
577	2 Year U.S. Treasury Notes	September, 2006	117,257	(123)
105	5 Year U.S. Treasury Notes	September, 2006	10,879	(53)
	Short Futures Outstanding
(100)	Eurodollars	March, 2007	(23,750)	97
(100)	Eurodollars	June, 2007	(23,767)	108
(32)	Eurodollars	December, 2006	(7,597)	32
(133)	Eurodollars	December, 2007	(31,744)	276
(100)	Eurodollars	September, 2007	(23,734)	73
(334)	5 Year U.S. Treasury Notes	September, 2006	(34,754)	148
(1)	10 Year U.S. Treasury Notes	September, 2006	(106)	1

				$547

JPMorgan Short Term Bond Fund II

OPTIONS WRITTEN
(Amounts in thousands, except notional value and number of contracts)

Call Options Written Description	Exercise Price	Expiration Date	Number of Contracts	Premium (USD)	Value (USD)

Call option on 1 Year U.S. Dollar Future	$95.00	06/16/06	33	$(2)	$	-(h	)

(h)	Amount rounds to less than one thousand.

Description	Exercise Price	Expiration Date	Notional Value (USD)	Premium (USD)	Value (USD)

Call option on 30 Year Federal National Mortgage Association 6.00% TBA	$99.25	07/06/06	$30,000,000	$(80)	$(43)

Call Options Written on Interest Rate Swaps

Description	Counterparty	Exercise Rate *	Expiration Date	Notional Value (USD)	Premium (USD)	Value (USD)

Call option on Interest Rate Swap	Merrill Lynch Capital Services	5.42% quarterly	03/22/16	$17,370,000	$(783)	$(512)
Call option on Interest Rate Swap	Barclays Capital, Inc.	5.55% quarterly	06/15/06	7,875,000	(29)	(22)
Call option on Interest Rate Swap	Bear Stearns Bank plc	5.71% quarterly	11/06/06	10,470,000	(173)	(166)

					$(985)	$(700)

*	The Fund will pay a floating rate based on 3-month USD LIBOR.

Put Options Written Description	Exercise Price	Expiration Date	Number of Contracts	Premium (USD)	Value (USD)

Put option on 1 Year U.S. Dollar Future	$94.88	06/19/06	287	$(14)	$(140)
Put option on 1 Year U.S. Dollar Future	95.00	06/16/06	287	(49)	(264)
Put option on U.S. 10 Year Treasury Note Future	102.00	08/25/06	50	(11)	(8)

				$(74)	$(412)

Description	Exercise Price	Expiration Date	Notional Value (USD)	Premium (USD)	Value (USD)

Put option on 30 Year Federal National Mortgage Association 5.50% TBA	$95.23	08/07/06	$16,760,000	$(68)	$(57)

Put Options Written on Interest Rate Swaps

Description	Counterparty	Exercise Rate **	Expiration Date	Notional Value (USD)	Premium (USD)	Value (USD)

Put option on Interest Rate Swap	Merrill Lynch Capital Services	5.42% quarterly	03/22/16	$17,370,000	$(783)	$(967)
Put option on Interest Rate Swap	Barclays Capital, Inc.	5.55% quarterly	06/15/06	7,875,000	(29)	(23)
Put option on Interest Rate Swap	Deutsche Bank AG, New York	5.58% quarterly	05/19/08	66,858,000	(1,315)	(1,419)
Put option on Interest Rate Swap	Deutsche Bank AG, New York	5.58% quarterly	05/19/08	64,531,500	(1,308)	(1,369)
Put option on Interest Rate Swap	Goldman Sachs Credit Management	5.60% quarterly	06/26/06	15,260,000	(102)	(147)
Put option on Interest Rate Swap	Bear Stearns Bank plc	5.71% quarterly	11/06/06	10,470,000	(173)	(155)

					$(3,710)	$(4,080)

**	The Fund will receive a floating rate based on 3-month USD LIBOR.

JPMorgan Short Term Bond Fund II

Credit Default Swaps
(Amounts in thousands)

Swap Counterparty	Referenced Obligation	Buy/Sell Protection	Fund Pays/Receives Fixed Rate (r)	Termination Date	Notional Amount (USD)	Value (USD)

Bank Of America	Radioshack Corp., 7.38%, 5/15/11	Buy	133 BPS Quarterly	3/20/11	$3,000	$(36)
Bank Of America	St. Paul Travelers, 8.13%, 4/15/10	Buy	34 BPS Quarterly	6/20/11	3,000	(2)
Bank Of America	The Allstate Corp., 6.75%, 5/15/18	Buy	27 BPS Quarterly	6/20/11	3,000	(2)
Bear Stearns	Lehman Bros., 6.63%, 1/18/12	Sell	80 BPS Quarterly	6/20/07	7,400	-(h )
Bear Stearns	Sara Lee Corp., 6.13%, 11/01/32	Buy	45 BPS Quarterly	6/20/11	3,000	-(h )
Citibank, N.A.	General Electric Capital Corp., 3.50%, 5/1/08	Sell	14 BPS Quarterly	12/20/07	23,000	31
Deutsche Band AG, New York	Bear Stearns & Co., 7.63%, 12/07/09	Sell	8.0 BPS Quarterly	6/20/07	4,900	-(h )
Deutsche Band AG, New York	Berkshire Hathaway, Inc., 9.75%, 1/15/18	Sell	20 BPS Quarterly	3/20/10	17,500	28
Deutsche Band AG, New York	Goldman Sachs Group., 6.60%, 1/15/12	Sell	7.5 BPS Quarterly	6/20/07	4,900	1
Deutsche Band AG, New York	Merrill Lynch & Co., 6.00%, 2/17/09	Sell	7.5 BPS Quarterly	6/20/07	4,900	1
Deutsche Band AG, New York	United Mexican States, 7.50%, 4/8/33	Buy	105 BPS Semi-annually	6/20/10	4,000	(60)
Deutsche Band AG, New York	United Mexican States, 7.50%, 4/8/33	Buy	96 BPS Semi-annually	7/20/10	15,000	(152)
Deutsche Band AG, New York	United Mexican States, 7.50%, 04/08/33	Buy	29 BPS Semi-annually	5/20/08	39,240	82
Deutsche Band AG, New York	United Mexican States, 7.50%, 04/08/33	Sell	66.75 BPS Semi-annually	5/20/11	17,440	(145)
Deutsche Band AG, New York	Morgan Stanley Dean Witter. 6.60%, 4/1/12	Sell	8.0 BPS Semi-annually	6/20/07	4,900	1
Deutsche Band AG, New York	Russian Federation, 5.00%, 3/31/30	Sell	101 BPS Semi-annually	7/20/10	15,000	253
Deutsche Band AG, New York	Russian Federation, 5.00%, 3/31/30	Sell	104 BPS Semi-annually	6/20/10	4,000	76
Deutsche Band AG, New York	Suntrust Capital, 2.48%, 3/15/28	Sell	48 BPS Quarterly	6/30/07	12,400	28
Goldman Sachs Capital Management	Corning Inc., 6.30%, 3/1/09	Sell	43 BPS Quarterly	6/20/11	3,000	8
Morgan Stanley Capital Services & Co., Inc.	United Mexican States, 7.50%, 4/8/33	Buy	112 BPS Semi-annually	4/20/10	10,000	(131)
Morgan Stanley Capital Services & Co., Inc.	Russian Federation, 5.00%, 3/31/30	Sell	140 BPS Semi-annually	4/20/10	10,000	278
Union Bank Of Switzerland AG, London	United Mexican States, 7.50%, 4/8/33	Buy	113 BPS Semi-annually	4/20/10	30,000	(396)
Union Bank Of Switzerland AG, London	Russian Federation, 5.00%, 3/31/30	Sell	125 BPS Semi-annually	4/20/10	30,000	579

						$442

Interest Rate Swaps
(Amounts in thousands)

	Rate Type

Swap Counterparty	Payments made by the Fund (r)	Payments received by the Fund (r)	Termination Date	Notional Amount (USD)	Value (USD)

Barclays Capital, Inc.	5.62% Semi-annually	3 month LIBOR quarterly	6/1/16	$1,640	$(6)
Barclays Capital, Inc.	5.41% Semi-annually	3 month LIBOR quarterly	5/26/11	1,974	(11)
Barclays Capital, Inc.	5.61% Semi-annually	3 month LIBOR quarterly	5/22/16	4,425	21
Citibank, N.A.	3 month LIBOR quarterly	4.55% Semi-annually	10/4/07	26,150	(166)
Citibank, N.A.	4.63% Semi- annually	3 month LIBOR quarterly	10/4/10	11,300	199
Credit Suisse International	3 month LIBOR quarterly	5.42% Semi-annually	5/10/08	12,025	(13)
Credit Suisse International	3 month LIBOR quarterly	5.77% Semi-annually	5/10/36	1,590	(7)
Credit Suisse International	5.65% quarterly quarterly	3 month LIBOR quarterly	5/10/16	5,935	9
Deutsche Bank AG, New York	3 month LIBOR quarterly	5.76% Semi-annually	5/21/38	8,955	(91)
Deutsche Bank AG, New York	3 month LIBOR quarterly	5.75% Semi-annually	5/21/38	8,962	(91)
Deutsche Bank AG, New York	5.49% Semi-annually	3 month LIBOR quarterly	5/22/11	27,000	32
Deutsche Bank AG, New York	5.58% Semi-annually	3 month LIBOR quarterly	5/21/13	31,910	96
Deutsche Bank AG, New York	5.58% Semi-annually	3 month LIBOR quarterly	5/21/13	31,396	95
Deutsche Bank AG, New York	5.61% Semi-annually	3 month LIBOR quarterly	5/22/16	7,700	34
Merrill Lynch Capital Services	3 month LIBOR quarterly	5.42% Semi-annually	3/24/26	4,690	(117)
Merrill Lynch Capital Services	5.20% Semi-annually	3 month LIBOR quarterly	1/27/36	3,630	182

					$166

(r)	Rates shown are per annum and payments are as described.

JPMorgan Short Term Bond Fund II

Price Lock Swaps
(Amounts in thousands)

Swap Counterparty	Referenced Obligation	Price Lock	Termination Date	Notional Amount (USD)	Value (USD)

Citibank, N.A. (b)	15 Year, FNMA, 5.00%, 7/06	96.46	7/11/06	$18,000	$(10)
Citibank, N.A. (b)	15 Year, FNMA, 5.50%, 7/06	98.81	7/11/06	20,000	(72)
Citibank, N.A. (b)	30 Year, FNMA, 5.00%, 6/06	94.56	6/6/06	30,000	(253)
Citibank, N.A. (b)	30 Year, FNMA, 6.00%, 6/06	99.30	6/6/06	40,000	(231)
Citibank, N.A. (a)	30 Year, FNMA, 6.00%, 7/06	99.19	7/6/06	40,000	187
Citibank, N.A. (a)	30 Year, FNMA, 6.00%, 6/06	99.61	6/6/06	30,000	267
Citibank, N.A. (b)	Treasury Note, 2.62%, 3/15/09	94.07	6/19/06	117,700	(135)
Citibank, N.A. (a)	Treasury Note, 4.00%, 3/15/10	96.65	6/19/06	119,400	98
Credit Suisse International (b)	Treasury Note, 3.00%, 11/15/07	97.37	6/23/06	255,400	(308)
Deutsche Bank AG, New York (a)	15 Year, FNMA, 5.00%, 7/06	96.78	7/11/06	18,000	42
Deutsche Bank AG, New York (b)	15 Year, FNMA, 5.50%, 6/06	98.77	6/12/06	20,000	(53)
Deutsche Bank AG, New York (b)	30 Year, FNMA, 5.00%, 6/06	94.30	6/6/06	22,000	(111)
Deutsche Bank AG, New York (a)	30 Year, FNMA, 5.00%, 6/06	94.59	6/6/06	56,000	437
Deutsche Bank AG, New York (a)	30 Year, FNMA, 5.00%, 7/06	94.25	7/6/06	22,000	106
Deutsche Bank AG, New York (b)	30 Year, FNMA, 5.50%, 7/06	96.72	7/6/06	112,000	(543)
Deutsche Bank AG, New York (a)	30 Year, FNMA, 6.00%, 6/06	98.91	6/6/06	70,000	88
Deutsche Bank AG, New York (a)	30 Year, FNMA, 6.00%, 6/06	98.97	6/6/06	14,000	7
Deutsche Bank AG, New York (a)	30 Year, FNMA, 6.00%, 7/06	99.05	7/6/06	16,000	56
Deutsche Bank AG, New York (b)	30 Year, FNMA, 6.50%, 7/06	101.13	7/6/06	20,000	(67)
Deutsche Bank AG, New York (b)	30 Year, FNMA, 6.50%, 6/06	101.16	6/6/06	20,000	(16)
Deutsche Bank AG, New York (b)	30 Year, FNMA, 6.50%, 6/06	101.19	6/6/06	20,000	(59)
Lehman Brothers Special Funding (b)	30 Year, FNMA, 5.00%, 7/06	93.59	7/6/06	35,000	(56)
Lehman Brothers Special Funding (a)	30 Year, FNMA, 5.50%, 7/06	96.17	7/6/06	40,000	30

					$(596)

(a)	Fund pays the excess of the fixed rate over the price and receives the excess of the price over the fixed rate.
(b)	Fund pays the excess of the price over the fixed rate and receives the excess of the fixed rate over the price.

Forward Rate Swaps
(Amounts in thousands)

	Rate Type

Swap Counterparty	Payments made by the Fund	Payments received by the Fund	Termination Date	Notional Amount (USD)	Value (USD)

Merrill Lynch Capital Services	3 month LIBOR	5.28% Semi-annually	6/19/06	$134,000	$(12)

As of May 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation					$1,987
Aggregate gross unrealized depreciation					(15,025)

Net unrealized appreciation/depreciation					$(13,038)

Federal income tax cost of investments					$781,090

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Mutual Fund Group

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

July 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

July 28, 2006

By:	/s/____________________________________

Suzanne E. Cioffi

Assistant Treasurer and Principal Financial Officer

July 28, 2006